Taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	R$ 587,177	R$ 947,571
Taxes payable, current	501,273	894,769
Taxes payable, noncurrent	85,904	52,802
Brazil | IPI
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	64,672	60,917
Brazil | IR and CSL
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	57,664	405,567
Brazil | ICMS
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	239,126	257,720
Brazil | PIS and COFINS
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	145,090	82,140
Brazil | Other
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	36,454	52,926
Other countries | Other
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	25,085	0
Other countries | IR
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	11,604	66,059
Other countries | Value-added tax
DisclosureOfTaxesPayableLineItems [Line Items]
Taxes payable	R$ 7,482	R$ 22,242